Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Accrual TDRs:
Balance at beginning of fiscal year		¥ 670,255	[1]	¥ 819,819	[1]	¥ 613,844
Additions (new accrual TDR status)	[1]	71,033		144,368		492,269
Transfers to other impaired loans (including nonaccrual TDRs)		(19,053)		(25,122)		(40,182)
Loans sold		(26)		(39,378)		(1,637)
Principal payments and other		(104,558)		(229,432)		(244,475)
Balance at end of fiscal year	[1]	617,651		670,255		819,819
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year		660,868	[1]	896,031	[1]	1,111,306
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	222,003		281,275		541,789
Charge-off		(55,309)		(98,355)		(106,097)
Transfers to accrual TDRs		(22,110)		(43,858)		(333,478)
Loans sold		(26,022)		(31,581)		(44,984)
Principal payments and other		(187,290)		(342,644)		(272,505)
Balance at end of fiscal year	[1]	592,140		660,868		896,031
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year		28,541
Balance at end of fiscal year		26,183		28,541
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		13,493		12,002		11,699
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year		39,333
Balance at end of fiscal year		33,155		39,333
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		12,738		12,799		25,023
Krungsri [Member]
Accrual TDRs:
Balance at beginning of fiscal year		24,899
Balance at end of fiscal year		26,851		24,899
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		2,947		1,809		875
Lease receivables excluded from accrual TDRs as impaired loans		2,088		4,282		4,065
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		5,060		113		74
Lease receivables excluded from other impaired loans		3,361		1,286		389
Additions of nonaccrual TDRs		¥ 10,519		¥ 12,280		¥ 7,471

[1]	For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017. For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018. For the fiscal year ended March 31, 2019, lease receivables of ¥2,947 million and ¥2,088 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,060 million and ¥3,361 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2019.
[2]	Included in the additions of other impaired loans for the fiscal years ended March 31, 2017, 2018 and 2019 are nonaccrual TDRs as follows: ¥11,699 million, ¥12,002 million and ¥13,493 million-Card; ¥25,023 million, ¥12,799 million and ¥12,738 million-MUFG Americas Holdings; and ¥7,471 million, ¥12,280 million and ¥10,519 million-Krungsri, respectively.